Employee Benefits (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Classes of employee benefits expense [abstract]
Salaries, wages and contractor fees	$ 39,544	$ 29,250	$ 119,702	$ 80,829
Share-based payments	4,795	6,840	17,350	17,771
Employee benefits expense	$ 44,339	$ 36,090	$ 137,052	$ 98,600